Stockholders' Equity (Details Narrative) (10-K)				3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2016 USD ($) $ / shares shares	Jun. 15, 2016 USD ($) $ / shares shares	Feb. 19, 2016 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Integer $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 19, 2017 USD ($)	Dec. 01, 2017 USD ($)	Nov. 15, 2017 USD ($)	Nov. 09, 2017 USD ($)	Jan. 15, 2016 $ / shares shares
Preferred stock, shares authorized | shares				10,000,000	10,000,000		10,000,000		10,000,000	10,000,000					10,000,000
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock, shares issued | shares				200,000	0		200,000		0	0
Number of common stock shares issued | shares					800,000	181,818
Shares issued price per share | $ / shares						$ 1.10		$ 1.10
Number of common stock value issued					$ 1,182,100	$ 200,000			$ 952,000	$ 1,105,000
Proceeds from issuance of common stock									952,000	$ 1,105,000
Payment of stock payable									50,000
Debt instrument conversion of converted shares amount									$ 100,000
Debt instrument conversion of converted shares | shares									200,000
Debt instrument conversion of converted shares warrants | shares									200,000
Loss on debt conversion				$ (1,270,417)			$ (1,396,433)	$ (442,697)	$ 396,007
Debt instrument, convertible, beneficial conversion feature									51,638
Amortized debt discount									$ 11,983
Offering price per share | $ / shares										$ 0.50
Purchase of common stock warrant description									Each unit consisted of one share of common stock and one warrant to purchase common stock.	Each unit consists of one share of common stock and one warrant to purchase common stock.
Warrant exercises, share | shares					964,000				964,000
Warrants exercise price per share | $ / shares										$ 1.00
Fair value assumptions, percentage									1 year	2 years
Warrants estimated fair value amount									$ 404,767	$ 425,425
Number of shares based compensation, shares vested | shares								1,475,000
Shares valued at closing price per share | $ / shares			$ 0.9001
Stock based compensation, expected dividend yield									0.00%
Stock based compensation, risk free interest rate									1.21%
Stock based compensation, expected volatility rate minimum									179.00%
Stock based compensation, expected volatility rate maximum									185.00%
Common stock issued in settlement of accounts payable, shares | shares			30,000
Accounts payable			$ 15,750		$ 15,750				$ 15,750
Loss on settlement of debt			9,003						(396,007)	(9,003)
Common stock issued in settlement of accounts payable			$ 24,753
Shares issued for services	$ 1,000								3,279,850	1,508,133
Proceeds from stock rights offering										150,000
Unissued stock subscriptions										150,000
Minimum offerings of stock rights										500,000
Restricted cash										16,181
Deficiency				$ (17,615,708)	$ (9,751,419)		(17,615,708)		(9,751,419)	(3,585,626)
Proceeds from related party								$ 50,000		$ 7,947
Restricted Shares [Member]
Shares issued for services, shares | shares					800,000		2,257,778
Consultants [Member]
Warrants estimated fair value amount									$ 1,251,821
Payment of warrants services, shares | shares								2,050,000
Mr. Ng [Member]
Shares issued price per share | $ / shares			$ 0.9001
Shares issued for services, shares | shares			1,333,333
Convertible Notes [Member]
Shares reserved, shares | shares									3,342,008
Investor [Member]
Proceeds from issuance of private placement									$ 902,000
Proceeds from issuance of private placement, shares | shares									1,359,000
Consulting Services [Member]
Shares valued at closing price per share | $ / shares	$ 0.77	$ 0.77
Shares issued for services, shares | shares	100,000	300,000	1,333,333
Shares issued for services	$ 77,000	$ 231,000	$ 1,200,133
Crown Global LLC [Member]
Note payable commitment fee					$ 75,000				$ 75,000
Note bears an interest rate					10.00%				10.00%
Note due date									Jun. 17, 2018
Note conversion price per share | $ / shares					$ 1.25				$ 1.25
Debt instrument, trading percentage									65.00%
Debt instrument, threshold trading days | Integer									20
Crown Global LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member]
Note conversion price per share | $ / shares					1.25				$ 1.25
Debt instrument, trading percentage									65.00%
Debt instrument, threshold trading days | Integer									20
Debt instrument, principal amount														$ 330,000
Debt term, description									Seven and one half months.
Crown Global LLC [Member] | 10% Fixed Convertible Promissory Note Payable [Member] | Investor [Member]
Debt instrument, principal amount											$ 150,000		$ 150,000
Crossover Capital Funf I, LLC [Member] | 8% Fixed Convertible Promissory Note Payable [Member]
Note conversion price per share | $ / shares					1.3				$ 1.3
Debt instrument, trading percentage									65.00%
Debt instrument, threshold trading days | Integer									20
Debt instrument, principal amount												$ 115,000
Debt term									8 months
Ace Legends Pte. Ltd [Member]
Number of common stock shares issued | shares							80,000		80,000
Number of common stock value issued							$ 128,000		$ 128,000
Amount of cash payments for game development									60,000
Warrant [Member]
Loss on debt conversion									$ 138,007
Proceeds from issuance of private placement, shares | shares										2,210,000
Common Stock [Member]
Number of common stock shares issued | shares									1,359,000	2,210,000
Number of common stock value issued									$ 136	$ 221
Shares reserved, shares | shares									3,342,008
Proceeds from issuance of private placement, shares | shares										2,210,000
Shares issued for services, shares | shares									2,275,000	1,733,333
Shares issued for services									$ 228	$ 173
Expected Dividend Yield [Member]
Fair value assumptions, percentage									0.00%
Risk Free Interest Rate [Member]
Fair value assumptions, percentage									1.36%
Minimum [Member]
Shares issued price per share | $ / shares					1.19				$ 1.19
Warrants exercise price per share | $ / shares					1.00				1.00
Shares valued at closing price per share | $ / shares						$ 0.65		$ 0.65
Minimum [Member] | Restricted Shares [Member]
Shares valued at closing price per share | $ / shares				$ 0.85			$ 0.85
Minimum [Member] | Investor [Member]
Offering price per share | $ / shares					0.50				$ 0.50
Minimum [Member] | Expected Volatility Rate [Member]
Fair value assumptions, percentage									179.00%
Maximum [Member]
Shares issued price per share | $ / shares					2.00				$ 2.00
Warrants exercise price per share | $ / shares					2.00				2.00
Shares valued at closing price per share | $ / shares						$ 2.93		$ 2.93
Maximum [Member] | Restricted Shares [Member]
Shares valued at closing price per share | $ / shares				$ 1.39			$ 1.39
Maximum [Member] | Investor [Member]
Offering price per share | $ / shares					$ 1.00				$ 1.00
Maximum [Member] | Expected Volatility Rate [Member]
Fair value assumptions, percentage									181.00%